LION BATTERY TECHNOLOGIES INC.	12 Months Ended
Aug. 31, 2023
Disclosure of detailed information about investment property [abstract]
LION BATTERY TECHNOLOGIES INC. [Text Block]

5. LION BATTERY TECHNOLOGIES INC.

Lion was incorporated on June 17, 2019, with the objective to research new lithium battery technology utilizing platinum and palladium. The Company received 400,000 common shares of Lion, valued at a price of $0.01 per share, as the original founder of Lion. On July 12, 2019, the Company and Anglo American Platinum Limited ("Amplats") entered investment, shareholder and research agreements to facilitate Lion's objectives. Initially the Company and Amplats agreed to equally invest up to an aggregate of $4.0 million into Lion and on July 6, 2021 the Company and Amplats agreed to increase the planned funding to Lion by a further $2.73 million, to a total of up to $6.73 million, in order to allow the acceleration of certain research and commercialization activities (see below). All agreed funding into Lion by the Company and Amplats is to be exchanged for preferred shares of Lion at a price of $0.50 per share over an approximate three to five year period. Amplats and the Company have funded Lion equally for an aggregate $4.15 million as of August 31, 2023 as follows:

Date	Gross Funding to Lion
July 2019	$1,100
June 2020	$700
February 2021	$700
February 2022	$500
February 2023	$590
June 2023	$560
Total	$4,150

The Company accounts for Lion using equity accounting as Lion is jointly controlled with Amplats. Lion pays a fee of $3 per month to the Company for general and administrative services.

Research Program - Florida International University

On July 12, 2019, Lion entered into a Sponsored Research Agreement ("SRA") with Florida International University ("FIU") to fund a $3.0 million research program over approximately three years. On July 6, 2021 Lion agreed to increase the planned amount of research funding to FIU by a further amount of $1.0 million, for a total of up to $4.0 million. As the research developed and milestones were achieved further tranches have been forwarded to FIU with the sixth tranche of funding of $350 being forwarded in June 2023. Lion has provided aggregate research funding in the amount of $3.7 million to FIU as of August 31, 2023.

On August 4, 2020, the U.S. Patent and Trademark Office issued Patent No. 10,734,636 B2 entitled "Battery Cathodes for Improved Stability" to FIU. The patent includes the use of platinum group metals and carbon nanotubes and other innovations in a lithium battery. A second patent related to this technology was issued in December 2020 and a third was issued in June 2021. On October 4, 2022 a fourth patent No. 11,462,743 B2 was issued under the title "Battery comprising a metal interlayer" to FIU. This fourth patent involves the use of palladium as interlayer in batteries to stabilize and enable lithium metal anodes in various existing and emerging lithium battery technologies. On February 21, 2023 a fifth patent No. 11,588,144 B2 entitled "Battery Cathodes for Improved Stability" was issued to FIU. The patent involves the fabrication of cathodes using palladium as a catalyst in carbon nanotubes. Further patents are currently applied for. Under the SRA, Lion has exclusive rights to all intellectual property being developed by FIU including patents granted. Lion is also reviewing several additional and complementary opportunities focused on developing next-generation battery technology using platinum and palladium.

On June 21, 2023 the Company reported that Lion had engaged The Battery Innovation Center ("BIC") in Newberry, Indiana to help drive commercialization of its next generation lithium-sulfur and enhanced lithium-ion (NMC) technology using the unique catalytic properties of platinum and palladium. Under an agreed scope of work (the "SOW"), during late calendar 2023 and early 2024 BIC is to conduct independent small scale and large scale trials to validate Lion's proprietary platinum and palladium based electrode composition, slurry, and films in both lithium-sulfur and lithium-ion (NMC811) coin and pouch cells. The SOW also includes additional research and development focused on improving performance and scale-up with the goal of creating prototypes for commercialization consideration.